File No. 333-83001       CIK #1025320


                       Securities and Exchange Commission
                          Washington, D. C. 20549-1004

                                 Post-Effective
                               Amendment No. 3 to
                                    Form S-6

              For Registration under the Securities Act of 1933 of
               Securities of Unit Investment Trusts Registered on
                                   Form N-8B-2

                     Van Kampen Focus Portfolios, Series 168
                              (Exact Name of Trust)

                              Van Kampen Funds Inc.
                            (Exact Name of Depositor)

                               One Parkview Plaza
                        Oakbrook Terrace, Illinois 60181
          (Complete address of Depositor's principal executive offices)


  VAN KAMPEN FUNDS INC.                               CHAPMAN AND CUTLER
  Attention: Sara L. Badler                           Attention: Mark J. Kneedy
  One Parkview Plaza                                  111 West Monroe Street
  Oakbrook Terrace, Illinois 60181                    Chicago, Illinois 60603

               (Name and complete address of agents for service)


    ( X ) Check if it is proposed that this filing will become effective on November 22, 2002 pursuant to paragraph (b) of Rule 485.



VAN KAMPEN FOCUS PORTFOLIOS, SERIES 168

THE DOW 30SM INDEX TRUST, SERIES 8
THE DOW 30SM INDEX & TREASURY TRUST, SERIES 10

--------------------------------------------------------------------------------
                               PROSPECTUS PART ONE

    NOTE: Part I of this Prospectus may not be distributed unless accompanied by Part II.
        Please retain both parts of this Prospectus for future reference.
--------------------------------------------------------------------------------

                                    THE TRUST

         Van Kampen Focus Portfolios, Series168 includes the separate underlying unit investment trusts described above (the "Trusts"). Each Trust seeks to increase the value of your investment and provide dividend income by investing in a diversified portfolio of stocks. The Dow 30SM Index & Treasury Trust also seeks to preserve capital by investing a portion of its portfolio in U.S. Treasury obligations.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE UNITS OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.

            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                THE DATE OF THIS PROSPECTUS IS NOVEMBER 22, 2002



                                   VAN KAMPEN
                               FOCUS PORTFOLIOSSM

                       A DIVISION OF VAN KAMPEN FUNDS INC.
                     VAN KAMPEN FOCUS PORTFOLIOS, SERIES 168
                       THE DOW 30SM INDEX TRUST, SERIES 8
                 THE DOW 30SM INDEX & TREASURY TRUST, SERIES 10
                   SUMMARY OF ESSENTIAL FINANCIAL INFORMATION
                             AS OF SEPTEMBER 3, 2002
                         SPONSOR: VAN KAMPEN FUNDS INC.
                SUPERVISOR: VAN KAMPEN INVESTMENT ADVISORY CORP.
                          (AN AFFILIATE OF THE SPONSOR)
                       EVALUATOR: THE BANK OF NEW YORK (1)
                          TRUSTEE: THE BANK OF NEW YORK


                                                                                                           THE DOW
                                                                                      THE DOW            30SM INDEX
                                                                                    30SM INDEX           & TREASURY
                                                                                       TRUST                TRUST
                                                                                 ----------------     ----------------
GENERAL INFORMATION
Number of Units                                                                       595,943.584          92,035.658
Fractional Undivided Interest in Trust per Unit                                     1/595,943.584        1/92,035.658
Public Offering Price:
      Aggregate Value of Securities in Portfolio (2)                            $    4,194,502.23    $     952,095.39
      Aggregate Value of Securities per Unit (including accumulated dividends)  $         7.03840    $       10.34490
      Sales Charge 3.00% (3.093% of Aggregate Value of Securities excluding principal cash) for the Dow 30SM Index Trust and 3.60% (3.7344% of
      Aggregate Value of Securities excluding principal cash) for the Dow 30SM
      Index & Treasury Trust per Unit (4)                                       $          .21770    $         .38630
      Public Offering Price per Unit (3)(4)                                     $         7.25610    $       10.73120
Redemption Price per Unit                                                       $         7.03840    $       10.34490
Secondary Market Repurchase Price per Unit                                      $         7.03840    $       10.34490
Excess of Public Offering Price per Unit Over Redemption Price per Unit         $          .21770    $         .38630

Mandatory Termination Dates                                                        August 3, 2004     August 15, 2013

Supervisor's Annual Supervisory Fee       Maximum of $.0025 per Unit
Evaluator's Annual Fee (1)                Maximum of $.0015 per Unit
Evaluation Time                           Close of the New York Stock Exchange
Initial Date of Deposit                   August 3, 1999

     Minimum Termination.......................... Value The Trust may be
terminated if the net asset value of such Trust is less than $500,000 unless the net asset value of such Trust deposits has exceeded $15,000,000, then the Trust
Agreement may be terminated if the net asset value of such Trust is less than
$3,000,000.

Estimated Expenses per Unit (1)                                                 $          .02463    $         .05281
Estimated Net Annual Dividends per Unit                                         $          .14126    $         .04521

Trustee's Annual fee                                 $.0095 per Unit

Income Distribution Record Date                      TENTH day of March, June, September and December.
Income Distribution Date                             TWENTY-FIFTH day of March, June, September and December.
Capital Account Record Date                          TENTH day of March, June, September and December.
Capital Account Distribution Date                    TWENTY-FIFTH day of March, June, September and December.


--------------------------------------------------------------------------------

(1)Notwithstanding anything to the contrary in Part II of this Prospectus, effective April 23, 2001, The Bank of New York became the Evaluator for each Trust in place of American Portfolio Evaluation Services, a division of Van Kampen Investment Advisory Corp. As successor Evaluator, The Bank of New York will receive a fee for its services in an amount equal to $.0015 per Unit. Van Kampen Funds Inc. will continue to provide price dissemination and pricing oversight services for each Trust and will be reimbursed by each Trust for the cost of providing such services. This amount is estimated to be $.001 per Unit and will be included in the Estimated Expenses per Unit in future periods.

(2)Equity Securities are valued at the closing sale price, or if no such price exists, at the closing bid price thereof.

(3)Anyone ordering Units will have added to the Public Offering Price a pro rata share of any cash in the Income and Capital Accounts.

(4)Effective on each August 3, the secondary sales charge will decrease by .3 of 1% to a minimum sales charge of 1.5%.




                       THE DOW 30SM INDEX TRUST, SERIES 8

                              PER UNIT INFORMATION

                                                                              2000 (1)         2001           2002
                                                                           -------------- -------------  -------------
Net asset value per Unit at beginning of period........................... $         9.90 $        9.30  $        8.98
                                                                           -------------- -------------  -------------
Net asset value per Unit at end of period................................. $         9.30 $        8.98  $        7.39
                                                                           -------------- -------------  -------------
Distributions to Unitholders of investment income including accumulated dividends paid on Units redeemed (average Units outstanding for
   entire period)......................................................... $         0.13 $        0.17  $        0.16
                                                                           -------------- -------------  -------------
Distributions to Unitholders from Equity Security sales proceeds
   (average Units outstanding for entire period).......................... $           -- $        0.18  $          --
                                                                           -------------- -------------  -------------
Unrealized appreciation (depreciation) of Equity Securities
   (per Unit outstanding at end of period)................................ $       (0.49) $        0.52  $      (1.39)
                                                                           -------------- -------------  -------------
Units outstanding at end of period........................................      1,559,381       729,459        611,450

--------------------------------------------------------------------------------

(1)  For the period from August 3, 1999 (date of deposit) through July 31, 2000.


                 THE DOW 30SM INDEX & TREASURY TRUST, SERIES 10

                              PER UNIT INFORMATION

                                                                              2000 (1)         2001           2002
                                                                           -------------- -------------  -------------
Net asset value per Unit at beginning of period........................... $         9.40 $        9.71  $       10.46
                                                                           -------------- -------------  -------------
Net asset value per Unit at end of period................................. $         9.71 $       10.46  $       10.16
                                                                           -------------- -------------  -------------
Distributions to Unitholders of investment income including accumulated dividends paid on Units redeemed (average Units outstanding for
   entire period)......................................................... $         0.08 $        0.09  $        0.10
                                                                           -------------- -------------  -------------
Distributions to Unitholders from Equity Security sales proceeds
   (average Units outstanding for entire period).......................... $           -- $          --  $          --
                                                                           -------------- -------------  -------------
Unrealized appreciation (depreciation) of Equity Securities
   (per Unit outstanding at end of period)................................ $         0.31 $        0.71  $      (0.67)
                                                                           -------------- -------------  -------------
Units outstanding at end of period........................................        146,252       124,143         92,736

--------------------------------------------------------------------------------

(1)  For the period from August 3, 1999 (date of deposit) through July 31, 2000.




               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

     TO THE BOARD OF DIRECTORS OF VAN KAMPEN FUNDS INC. AND THE UNITHOLDERS OF VAN KAMPEN FOCUS PORTFOLIOS, SERIES 168 (THE DOW 30SM INDEX TRUST, SERIES 8 AND THE DOW 30SM INDEX & TREASURY TRUST, SERIES 10):

   We have audited the accompanying statements of condition (including the analyses of net assets) and the related portfolio of Van Kampen Focus Portfolios, Series 168 (The Dow 30SM Index Trust, Series 8 and The Dow 30SM Index & Treasury Trust, Series 10) as of July 31, 2002 and the related statements of operations and changes in net assets for the period from August 3, 1999 (date of deposit) through July 31, 2000 and the years ended July 31, 2001 and 2002. These statements are the responsibility of the Trustee and the Sponsor. Our responsibility is to express an opinion on such statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at July 31, 2002 by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee and the Sponsor, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Van Kampen Focus Portfolios, Series 168 (The Dow 30SM Index Trust, Series 8 and The Dow 30SM Index & Treasury Trust, Series 10) as of July 31, 2002 and the results of operations and changes in net assets for the period from August 3, 1999 (date of deposit) through July 31, 2000 and the years ended July 31, 2001 and 2002, in conformity with accounting principles generally accepted in the United States of America.

                                                              GRANT THORNTON LLP

   Chicago, Illinois
   September 13, 2002



                     VAN KAMPEN FOCUS PORTFOLIOS, SERIES 168

                             STATEMENTS OF CONDITION

                                  JULY 31, 2002

                                                                                                          THE DOW
                                                                                       THE DOW          30SM INDEX
                                                                                     30SM INDEX         & TREASURY
                                                                                        TRUST              TRUST
                                                                                -------------------  -----------------
   Trust property
      Cash                                                                      $             9,418  $              --
      Securities at market value, (cost $5,735,021 and $876,306) (note 1)                 4,504,679            947,957
      Accumulated dividends                                                                   4,626                318
      Receivables for securities sold                                                            --                 --
                                                                                -------------------  -----------------
                                                                                $         4,518,723  $
                                                                                -------------------  -----------------
   Liabilities and interest to Unitholders
      Cash Overdraft                                                            $                --  $           5,703
      Redemptions payable                                                                        --                 --
      Payable for securities purchased                                                           --                 --
      Interest to Unitholders                                                             4,518,723            942,572
                                                                                -------------------  -----------------
                                                                                $        4,518,723   $         948,275
                                                                                -------------------  -----------------

                             ANALYSES OF NET ASSETS

   Interest of Unitholders (611,450 and 92,736 Units of fractional undivided interest outstanding)
      Cost to original investors of 1,882,057 and 242,571 Units (note 1)        $        19,480,862  $       2,462,948
        Less initial underwriting commission (note 3)                                       912,683            154,115
                                                                                -------------------  -----------------
                                                                                         18,568,179          2,308,833
        Less redemption of 1,270,607 and 149,835 Units                                   11,721,980          1,459,894
                                                                                -------------------  -----------------
                                                                                          6,846,199            848,939
      Undistributed (overdistributed) net investment income
        Net Investment Income                                                               421,307             37,898
        Less distributions to Unitholders                                                   521,133             37,881
                                                                                -------------------  -----------------
                                                                                           (99,826)                 17
      Realized gain (loss) on Securities sale                                             (126,298)             21,965
      Unrealized appreciation (depreciation) of Securities (note 2)                     (1,230,342)             71,651
      Distributions to Unitholders of Security sale proceeds                              (232,581)                 --
      Deferred sales charge                                                               (638,429)                 --
                                                                                -------------------  -----------------
          Net asset value to Unitholders                                        $         4,518,723  $         942,572
                                                                                -------------------  -----------------
   Net asset value per Unit (611,450 and 92,736 Units outstanding)              $              7.39  $           10.16
                                                                                -------------------  -----------------


        The accompanying notes are an integral part of these statements.


                       THE DOW 30SM INDEX TRUST, SERIES 8

                            STATEMENTS OF OPERATIONS

                  PERIOD FROM AUGUST 3, 1999 (DATE OF DEPOSIT)
                    THROUGH JULY 31, 2000 AND THE YEARS ENDED
                             JULY 31, 2001 AND 2002

                                                                                   2000          2001           2002
                                                                               ------------   ------------   ------------
   Investment income
      Dividend income......................................................    $   227,938    $   199,831    $   108,550
      Expenses
         Trustee fees and expenses.........................................         18,358         21,313         16,783
         Evaluator fees....................................................          3,312          4,052             --
         Organizational fees...............................................         38,112          5,110            400
         Supervisory fees..................................................          3,338          4,234             --
                                                                               ------------   ------------   ------------
            Total expenses.................................................         63,120         34,709         17,183
                                                                               ------------   ------------   ------------
         Net investment income.............................................        164,818        165,122         91,367
   Realized gain (loss) from Securities sale
      Proceeds.............................................................      7,674,495      9,456,244      1,023,715
      Cost.................................................................      7,341,329      9,719,255      1,220,168
                                                                               ------------   ------------   ------------
         Realized gain (loss)..............................................        333,166       (263,011)      (196,453)
   Net change in unrealized appreciation (depreciation) of Securities......       (762,795)       381,845       (849,392)
                                                                               ------------   ------------   ------------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING
            FROM OPERATIONS................................................    $  (264,811)   $   283,956    $  (954,478)
                                                                               ============   ============   ============

                       STATEMENTS OF CHANGES IN NET ASSETS
              PERIOD FROM AUGUST 3, 1999 (DATE OF DEPOSIT) THROUGH
                                  JULY 31, 2000
                   AND THE YEARS ENDED JULY 31, 2001 AND 2002

                                                                                   2000          2001           2002
                                                                               ------------   ------------   ------------
   Operations:
      Net investment income................................................    $   164,818    $   165,122    $    91,367
      Realized gain (loss) on Securities sales.............................        333,166       (263,011)      (196,453)
      Net change in unrealized appreciation (depreciation) of Securities...       (762,795)       381,845       (849,392)
                                                                               ------------   ------------   ------------
         Net increase (decrease) in net assets resulting from operations...       (264,811)       283,956       (954,478)
   Distributions to Unitholders from:
      Net investment income................................................       (198,397)      (213,944)      (108,792)
      Security sale or redemption proceeds.................................             --       (232,581)            --
      Redemption of Units..................................................     (2,703,996)    (8,016,428)    (1,001,556)
      Deferred sales charge................................................       (569,472)       (68,957)            --
                                                                               ------------   ------------   ------------
         Total increase (decrease).........................................     (3,736,676)    (8,247,954)    (2,064,826)
   Net asset value to Unitholders
      Beginning of period..................................................        139,808     14,505,367      6,549,524
      Additional Securities purchased from the proceeds of Unit Sales......     18,102,235        292,111         34,025
                                                                               ------------   ------------   ------------
      End of period (including overdistributed net investment income of
         $(33,579), $(82,401) and $(99,826), respectively).................    $14,505,367    $ 6,549,524    $ 4,518,723
                                                                               ============   ============   ============


        The accompanying notes are an integral part of these statements.


                 THE DOW 30SM INDEX & TREASURY TRUST, SERIES 10

                            STATEMENTS OF OPERATIONS

                  PERIOD FROM AUGUST 3, 1999 (DATE OF DEPOSIT)
                    THROUGH JULY 31, 2000 AND THE YEARS ENDED
                             JULY 31, 2001 AND 2002

                                                                                   2000          2001           2002
                                                                               ------------   ------------   ------------
   Investment income
      Dividend income......................................................    $    16,580    $    12,142    $    10,589
      Interest income......................................................             --         18,933             --
                                                                               ------------   ------------   ------------
                                                                                    16,580         31,075         10,589
      Expenses
         Trustee fees and expenses.........................................          3,204          5,060          4,732
         Evaluator fees....................................................            429            865            698
         Organizational fees...............................................          4,389            100             --
         Supervisory fees..................................................            434            435             --
                                                                               ------------   ------------   ------------
            Total expenses.................................................          8,456          6,460          5,430
                                                                               ------------   ------------   ------------
         Net investment income.............................................          8,124         24,615          5,159
   Realized gain (loss) from Securities sale
      Proceeds.............................................................        919,986        221,515        333,134
      Cost.................................................................        932,061        217,941        302,668
                                                                               ------------   ------------   ------------
         Realized gain (loss)..............................................        (12,075)         3,574         30,466
   Net change in unrealized appreciation (depreciation) of Securities......         45,778         88,427        (62,554)
                                                                               ------------   ------------   ------------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING
            FROM OPERATIONS................................................    $    41,827    $   116,616    $   (26,929)
                                                                               ============   ============   ============

                       STATEMENTS OF CHANGES IN NET ASSETS
              PERIOD FROM AUGUST 3, 1999 (DATE OF DEPOSIT) THROUGH
                                  JULY 31, 2000
                   AND THE YEARS ENDED JULY 31, 2001 AND 2002

                                                                                   2000          2001           2002
                                                                               ------------   ------------   ------------
   Operations:
      Net investment income................................................    $     8,124    $    24,615    $     5,159
      Realized gain (loss) on Securities sales.............................        (12,075)         3,574         30,466
      Net change in unrealized appreciation (depreciation) of Securities...         45,778         88,427        (62,554)
                                                                               ------------   ------------   ------------
         Net increase (decrease) in net assets resulting from operations...         41,827        116,616        (26,929)
   Distributions to Unitholders from:
      Net investment income................................................        (15,003)       (12,175)       (10,703)
      Security sale or redemption proceeds.................................             --             --             --
      Redemption of Units..................................................       (913,861)      (227,178)      (318,855)
      Deferred sales charge................................................             --             --             --
                                                                               ------------   ------------   ------------
         Total increase (decrease).........................................       (887,037)      (122,737)      (356,487)
   Net asset value to Unitholders
      Beginning of period..................................................        140,614      1,420,016      1,299,059
      Additional Securities purchased from the proceeds of Unit Sales......      2,166,439          1,780             --
                                                                               ------------   ------------   ------------
      End of period (including un(over)distributed net investment
         income of $(6,879), $5,561 and $17, respectively).................    $ 1,420,016    $ 1,299,059    $   942,572
                                                                               ============   ============   ============


        The accompanying notes are an integral part of these statements.





THE DOW 30SM INDEX TRUST, SERIES 8                                                       PORTFOLIO AS OF JULY 31, 2002
---------------------------------------------------------------------------------------------------------------------------
                                                                                                         VALUATION OF
NUMBER                                                                                   MARKET VALUE     SECURITIES
OF SHARES          NAME OF ISSUER                                                          PER SHARE       (NOTE 1)
---------------    ------------------------------------------------------------------------------------ ---------------
          3,516    Alcoa, Incorporated                                                  $   27.0500     $       95,107
---------------------------------------------------------------------------------------------------------------------------
          3,516    American Express Company                                                 35.2600            123,974
---------------------------------------------------------------------------------------------------------------------------
          3,516    AT&T Corporation                                                         10.1800             35,793
---------------------------------------------------------------------------------------------------------------------------
          3,516    Boeing Company                                                           41.5200            145,984
---------------------------------------------------------------------------------------------------------------------------
          3,516    Caterpillar, Incorporated                                                44.7000            157,165
---------------------------------------------------------------------------------------------------------------------------
          3,516    Citigroup, Incorporated                                                  33.5400            117,927
---------------------------------------------------------------------------------------------------------------------------
          3,516    Coca-Cola Company                                                        49.9400            175,589
---------------------------------------------------------------------------------------------------------------------------
          3,516    DuPont (E.I.) de Nemours and Company                                     41.9100            147,356
---------------------------------------------------------------------------------------------------------------------------
          3,516    Eastman Kodak Company                                                    30.7800            108,222
---------------------------------------------------------------------------------------------------------------------------
          3,516    Exxon Mobil Corporation                                                  36.7600            129,248
---------------------------------------------------------------------------------------------------------------------------
          3,516    General Electric Company                                                 32.2000            113,215
---------------------------------------------------------------------------------------------------------------------------
          3,516    General Motors Corporation                                               46.5500            163,670
---------------------------------------------------------------------------------------------------------------------------
          3,516    Hewlett-Packard Company                                                  14.1500             49,751
---------------------------------------------------------------------------------------------------------------------------
          3,516    Home Depot, Incorporated                                                 30.8800            108,574
---------------------------------------------------------------------------------------------------------------------------
          3,516    Honeywell International                                                  32.3600            113,778
---------------------------------------------------------------------------------------------------------------------------
          3,516    Intel Corporation                                                        18.7900             66,066
---------------------------------------------------------------------------------------------------------------------------
          3,516    International Business Machines Corporation                              70.4000            247,526
---------------------------------------------------------------------------------------------------------------------------
          3,516    International Paper Company                                              39.8200            140,007
---------------------------------------------------------------------------------------------------------------------------
          6,217    J.P. Morgan Chase & Company, Incorporated                                24.9600            155,176
---------------------------------------------------------------------------------------------------------------------------
          3,516    Johnson & Johnson                                                        53.0000            186,348
---------------------------------------------------------------------------------------------------------------------------
          3,516    McDonald's Corporation                                                   24.7500             87,021
---------------------------------------------------------------------------------------------------------------------------
          3,516    Merck & Company, Incorporated                                            49.6000            174,394
---------------------------------------------------------------------------------------------------------------------------
          3,516    Microsoft Corporation                                                    47.9800            168,698
---------------------------------------------------------------------------------------------------------------------------
          3,516    Minnesota Mining and Manufacturing Company                              125.8300            442,418
---------------------------------------------------------------------------------------------------------------------------
          3,516    Philip Morris Companies, Incorporated                                    46.0500            161,912
---------------------------------------------------------------------------------------------------------------------------
          3,516    Proctor & Gamble Company                                                 88.9900            312,889
---------------------------------------------------------------------------------------------------------------------------
          3,516    SBC Communications                                                       27.6600             97,253
---------------------------------------------------------------------------------------------------------------------------
          3,516    United Technologies Corporation                                          69.5000            244,362
---------------------------------------------------------------------------------------------------------------------------
          3,516    Wal-Mart Stores, Incorporated                                            49.1800            172,917
---------------------------------------------------------------------------------------------------------------------------
          3,516    Walt Disney Company                                                      17.7300             62,339
---------------                                                                                         ---------------
        108,181                                                                                         $    4,504,679
===============                                                                                         ===============

---------------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these statements.



THE DOW 30SM INDEX & TREASURY TRUST, SERIES 10                                           PORTFOLIO AS OF JULY 31, 2002
---------------------------------------------------------------------------------------------------------------------------
                                                                                                         VALUATION OF
NUMBER                                                                                   MARKET VALUE     SECURITIES
OF SHARES          NAME OF ISSUER                                                          PER SHARE       (NOTE 1)
---------------    ------------------------------------------------------------------------------------ ---------------
             86    Agilent Technologies Incorporated                                    $   18.8800     $        1,623
---------------------------------------------------------------------------------------------------------------------------
            435    Alcoa, Incorporated                                                      27.0500             11,767
---------------------------------------------------------------------------------------------------------------------------
            650    American Express Company                                                 35.2600             22,919
---------------------------------------------------------------------------------------------------------------------------
            219    AT&T Corporation                                                         10.1800              2,229
---------------------------------------------------------------------------------------------------------------------------
             71    AT&T Wireless                                                             4.6900                333
---------------------------------------------------------------------------------------------------------------------------
            219    Boeing Company                                                           41.5200              9,093
---------------------------------------------------------------------------------------------------------------------------
            219    Caterpillar, Incorporated                                                44.7000              9,789
---------------------------------------------------------------------------------------------------------------------------
            219    ChevronTexaco Corporation                                                75.0000             16,425
---------------------------------------------------------------------------------------------------------------------------
            292    Citigroup, Incorporated                                                  33.5400              9,794
---------------------------------------------------------------------------------------------------------------------------
            219    Coca-Cola Company                                                        49.9400             10,937
---------------------------------------------------------------------------------------------------------------------------
            351    DOW Chemical Company                                                     28.8700             10,133
---------------------------------------------------------------------------------------------------------------------------
            219    DuPont (E.I.) de Nemours and Company                                     41.9100              9,178
---------------------------------------------------------------------------------------------------------------------------
            219    Eastman Kodak Company                                                    30.7800              6,741
---------------------------------------------------------------------------------------------------------------------------
            435    Exxon  Mobil Corporation                                                 36.7600             15,991
---------------------------------------------------------------------------------------------------------------------------
            683    General Electric Company                                                 32.2000             21,993
---------------------------------------------------------------------------------------------------------------------------
            219    General Motors Corporation                                               46.5500             10,194
---------------------------------------------------------------------------------------------------------------------------
            219    Goodyear Tire & Rubber Company                                           17.4400              3,819
---------------------------------------------------------------------------------------------------------------------------
            435    Hewlett-Packard Company                                                  14.1500              6,155
---------------------------------------------------------------------------------------------------------------------------
            219    Honeywell International                                                  32.3600              7,087
---------------------------------------------------------------------------------------------------------------------------
            219    International Business Machines Corporation                              70.4000             15,418
---------------------------------------------------------------------------------------------------------------------------
            219    International Paper Company                                              39.8200              8,721
---------------------------------------------------------------------------------------------------------------------------
            802    J.P. Morgan Chase & Company                                              24.9600             20,018
---------------------------------------------------------------------------------------------------------------------------
            434    Johnson & Johnson                                                        53.0000             23,002
---------------------------------------------------------------------------------------------------------------------------
            219    McDonald's Corporation                                                   24.7500              5,420
---------------------------------------------------------------------------------------------------------------------------
            219    Merck & Company, Incorporated                                            49.6000             10,862
---------------------------------------------------------------------------------------------------------------------------
            219    Minnesota Mining and Manufacturing Company                              125.8300             27,557
---------------------------------------------------------------------------------------------------------------------------
            219    Philip Morris Companies, Incorporated                                    46.0500             10,085
---------------------------------------------------------------------------------------------------------------------------
            219    Proctor & Gamble Company                                                 88.9900             19,489
---------------------------------------------------------------------------------------------------------------------------
            219    Sears Roebuck & Company                                                  47.1700             10,330
---------------------------------------------------------------------------------------------------------------------------
              4    Smucker JM Company                                                       33.5000                134
---------------------------------------------------------------------------------------------------------------------------
            219    United Technologies Corporation                                          69.5000             15,221
---------------------------------------------------------------------------------------------------------------------------
            219    Wal-Mart Stores, Incorporated                                            49.1800             10,770
---------------------------------------------------------------------------------------------------------------------------
            219    Walt Disney Company                                                      17.7300              3,883
---------------                                                                                         ---------------
          9,277                                                                                         $      367,110
---------------                                                                                         ---------------


       MATURITY
          VALUE   NAME OF ISSUER  AND TITLE OF SECURITY
$         1,021   "Zero coupon" U.S. Treasury bonds maturing August 15, 2013                            $      580,847
---------------                                                                                         ---------------
                                                                                                        $      947,957
                                                                                                        ===============



---------------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these statements.



                     VAN KAMPEN FOCUS PORTFOLIOS, SERIES 168

                          NOTES TO FINANCIAL STATEMENTS

                          JULY 31, 2000, 2001 AND 2002

--------------------------------------------------------------------------------

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Security Valuation - Securities are valued at the last closing sales price or, if no such price exists, at the closing bid price thereof. Treasury Obligations are valued at the closing bid price.

   Security Cost - The original cost to the Trust of the Securities was based, for Securities listed on a national securities exchange on the closing sale prices on the exchange or the closing asked prices if not listed. The cost was determined on the day of the various Dates of Deposit.

   Unit Valuation - The redemption price per Unit is the pro rata share of each Unit based upon (1) the cash on hand in the Trust or monies in the process of being collected, (2) the Securities in the Trust based on the value as described in Note 1 and (3) accumulated dividends thereon, less accrued expenses of the Trust, if any.

   Federal Income Taxes - Each Unitholder of the Dow 30SM Index & Treasury Trust is considered to be the owner of a pro rata portion of the trust and, accordingly, no provision has been made for Federal Income Taxes. The Dow 30SM Index Trust has elected and intends to qualify on a continuing basis for special federal income tax treatment as a "regulated investment company" under the Internal Revenue Code (the "Code"). If the Trust so qualifies and timely distributes to Unitholders 90% or more of its taxable income (without regard to its net capital gain, i.e. , the excess of its net long-term capital gain over its net short-term capital loss), it will not be subject to federal income tax on the portion of its taxable income (including any net capital gain) that it distributes to Unitholders.

   Distributions to Unitholders of such Trust's taxable income will be taxable as ordinary or capital income to Unitholders.

   Other - The financial statements are presented on the accrual basis of accounting. Any realized gains or losses from securities transactions are reported on an identified cost basis. Since the date of deposit, undistributed net investment income includes $18,933 of accrued interest.

NOTE 2 - PORTFOLIO

   Unrealized Appreciation and Depreciation - An analysis of net unrealized appreciation (depreciation) at July 31, 2002 is as follows:

                                                             THE DOW
                                      THE DOW              30SM INDEX
                                    30SM INDEX             & TREASURY
                                       TRUST                  TRUST
                                 ----------------        ----------------
   Unrealized Appreciation       $       263,775         $        173,904
   Unrealized Depreciation           (1,494,117)                (102,253)
                                 ----------------        ----------------
                                 $   (1,230,342)         $         71,651
                                 ================        ================

NOTE 3 - OTHER

   Marketability - Although it is not obligated to do so, the Sponsor intends to maintain a market for Units and to continuously offer to purchase Units at prices, subject to change at any time, based upon the value of the Securities in the portfolio of the Trust valued as described in Note 1, plus accumulated dividends to the date of settlement. If the supply of Units exceeds demand, or for other business reasons, the Sponsor may discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units, a Unitholder desiring to dispose of his Units may be able to do so only by tendering such units to the Trustee for redemption at the redemption price.

   Cost to Investors - The cost to original investors was based on adding to the underlying value of the Securities per Unit on the date of an investor's purchase, plus an amount equal to the difference between the maximum sales charge of 4.5% of the public offering price which is equivalent to 4.712% of the aggregate underlying value of the Securities for the Dow 30SM Index Trust and 4.4% of the public offering price which is equivalent to 4.603% of the aggregate underlying value of the Securities for the Dow 30SM Index & Treasury Trust. Effective August 3, commencing August 3, 2000, the secondary sales charge will decrease by .3 of 1% to a minimum sales charge of 1.50%.

   Compensation of Sponsor and Supervisor - The Supervisor receives a fee for providing portfolio supervisory services for the Trust ($.0025 per Unit, not to exceed the aggregate cost of the Supervisor for providing such services to all applicable Trusts). The Sponsor receives an annual fee for performing bookkeeping and administrative services for the Trust. Both fees may be adjusted for increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index.

NOTE 4 - REDEMPTION OF UNITS Units were presented for redemption as follows:


                                               PERIOD ENDED            YEARS ENDED JULY 31,
                                               JULY 31, 2000           2001             2002
                                              ---------------         -------          -------
   The Dow 30SM Index Trust                       286,089             862,212          122,306
   The Dow 30SM Index & Treasury Trust            96,142              22,286           31,407



                                   VAN KAMPEN
                              FOCUS PORTFOLIOS(SM)
                       A DIVISION OF VAN KAMPEN FUNDS INC.



                            THE DOW 30SM INDEX TRUST
                          THE DOW 30SM INDEX PORTFOLIO
                       THE DOW 30SM INDEX & TREASURY TRUST

                               PROSPECTUS PART II

      YOU SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

      NOTE: THIS PROSPECTUS MAY BE USED ONLY WHEN ACCOMPANIED BY PART ONE.

        THIS PROSPECTUS IS DATED AS OF THE DATE OF THE PROSPECTUS PART I
                     ACCOMPANYING THIS PROSPECTUS PART II.

--------------------------------------------------------------------------------

   The Securities and Exchange Commission has not approved or disapproved of the Units or passed upon the adequacy or accuracy of this prospectus.

               Any contrary representation is a criminal offense.



THE TRUSTS
--------------------------------------------------------------------------------

   The Trusts were created under the laws of the State of New York pursuant to a Trust Indenture and Trust Agreement (the "Trust Agreement"), dated the Initial Date of Deposit, among Van Kampen Funds Inc., as Sponsor, Van Kampen Investment Advisory Corp., as Supervisor, The Bank of New York, as Trustee and as Evaluator, or their predecessors. Effective April 23, 2001, American Portfolio Evaluation Services, a division of Van Kampen Investment Advisory Corp., resigned as Evaluator and the Bank of New York was appointed successor Evaluator.

   The Trusts offer investors the opportunity to purchase Units representing proportionate interests in portfolios of actively traded securities. A Trust may be an appropriate medium for investors who desire to participate in a portfolio of securities with greater diversification than they might be able to acquire individually.

   On the Initial Date of Deposit, the Sponsor deposited delivery statements relating to contracts for the purchase of the Securities and an irrevocable letter of credit in the amount required for these purchases with the Trustee. In exchange for these contracts the Trustee delivered to the Sponsor documentation evidencing the ownership of Units of the Trusts. Unless otherwise terminated as provided in the Trust Agreement, the Trusts will terminate on the Mandatory Termination Date and any remaining Securities will be liquidated or distributed by the Trustee within a reasonable time. As used in this Prospectus the term "Securities" means the securities (including contracts to purchase these securities) listed in "Portfolio" in Part One for each Trust and any additional securities deposited into each Trust.

   Additional Units of a Trust may be issued at any time by depositing in the Trust (i) additional Securities, (ii) contracts to purchase Securities together with cash or irrevocable letters of credit or (iii) cash (or a letter of credit) with instructions to purchase additional Securities. As additional Units are issued by a Trust, the aggregate value of the Securities will be increased and the fractional undivided interest represented by each Unit will be decreased. The Sponsor may continue to make additional deposits into a Trust following the Initial Date of Deposit provided that the additional deposits will be in amounts which will maintain, as nearly as practicable, the same percentage relationship among the number of shares (or percentage of par value) of each Security in the Trust's portfolio that existed immediately prior to the subsequent deposit. Investors may experience a dilution of their investments and a reduction in their anticipated income because of fluctuations in the prices of the Securities between the time of the deposit and the purchase of the Securities and because the Trusts will pay the associated brokerage or acquisition fees.

   Each Unit of a Trust initially offered represents an undivided interest in that Trust. To the extent that any Units are redeemed by the Trustee or additional Units are issued as a result of additional Securities being deposited by the Sponsor, the fractional undivided interest in that Trust represented by each unredeemed Unit will increase or decrease accordingly, although the actual interest in the Trust will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Sponsor, or until the termination of the Trust Agreement.

   Each Trust consists of (a) the Securities (including contracts for the purchase thereof) listed under the applicable "Portfolio" in Part One as may continue to be held from time to time in the Trust, (b) any additional Securities acquired and held by the Trust pursuant to the provisions of the Trust Agreement and (c) any cash held in the related Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Securities.

OBJECTIVES AND SECURITIES SELECTION
--------------------------------------------------------------------------------

   Each Trust seeks to increase the value of your investment and provide dividend income by investing in a diversified portfolio of stocks. The Dow 30SM Index & Treasury Trust also seeks to preserve capital by investing a portion of its portfolio in U.S. Treasury obligations. We cannot guarantee that a Trust will achieve its objective.

   THE DOW 30SM INDEX TRUST AND THE DOW 30SM INDEX PORTFOLIO. The Trusts seek to increase the value of your Units over time and provide dividend income by investing in a portfolio of common stocks of the companies in the Dow Jones Industrial AverageSM. These stocks are some of the most widely-held and well-capitalized companies in the world. We believe that The Dow 30SM stocks have historically provided a consistent and more conservative source of dividend income and capital appreciation than many other types of equity securities.

   The Trust initially includes a portfolio that replicates the Dow Jones Industrial AverageSM except to the extent necessary to comply with applicable regulatory requirements. During the Trust's life, we will change the portfolio to reflect any change in the component stocks in The DowSM. We will not change the portfolio to reflect any change in the weightings of the components within The DowSM during the Trust's life. However, the Dow Jones Industrial AverageSM has always been based on one share of each component stock. Due to regulatory restrictions, the Trust may not be permitted to replicate the index weighting of certain issuers in the securities industry.

   As with any investment, we cannot guarantee that the Trust will achieve its objective. The value of your Units may fall below the price you paid for the Units. The performance of the Trust will differ from the performance of The DowSM because the Trust includes expenses and a sales charge. You should read the "Risk Factors" section before you invest.

   THE DOW JONES INDUSTRIAL AVERAGESM. Charles H. Dow first unveiled his industrial stock average on May 26, 1896. Dow Jones & Company, Inc. first published the Dow Jones Industrial AverageSM in The Wall Street Journal on October 7, 1896. Initially consisting of just 12 stocks, The DowSM expanded to 20 stocks in 1916 and its present size of 30 stocks on October 1, 1928. The companies included in The DowSM have remained relatively constant over time.

   The DowSM stocks are all major factors in their industries and are widely held by individuals and institutions. The stocks represent about one-fifth of the market value of all U.S. stocks. All of The DowSM stocks currently trade on the New York Stock Exchange. These stocks represent about one-fourth of the value of all stocks listed on the Exchange. The value of The DowSM at the beginning of 1929 was 248.8 and had risen to a level of 10,970.80 by the end of June 30, 1999.

   The editors of The Wall Street Journal select the components of The DowSM. The editors have traditionally considered all companies that are not in the transportation or utilities sectors for inclusion in the index. In choosing a new component, the editors look among substantial industrial companies with a history of successful growth and wide interest among investors. They believe that stability of composition enhances the index. Whenever the editors change one stock, they typically review the other stocks. Of course, we cannot guarantee that they will follow this process or consider these factors in the future.

   "Dow JonesSM", "Dow Jones Industrial AverageSM", "The Dow 30SM", "The DowSM" and "DJIASM" are proprietary to and service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by the Trust. The Trust is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in the Trust.

   THE DOW 30SM INDEX & TREASURY TRUST. The Trust seeks to increase the value of your Units over time and provide dividend income while also providing protection of principal. The Trust invests in a portfolio of common stocks of the companies in the Dow Jones Industrial AverageSM on the day before the Initial Date of Deposit and U.S. Treasury obligations. The Trust seeks to provide protection of your principal by combining an investment in blue chip stocks with U.S. Treasury obligations.

   The DowSM stocks are all major factors in their industries and are widely held by individuals and institutions. These stocks are some of the most widely-held and well-capitalized companies in the world. We believe that The DowSM stocks have historically provided a consistent and more conservative source of dividend income and capital appreciation than many other types of equity securities. All of The DowSM stocks currently trade on the New York Stock Exchange. More information about The DowSM is presented above.

   Approximately half of the initial portfolio replicates the Dow Jones Industrial AverageSM on the day before the Initial Date of Deposit. The component stocks or the weightings of the stocks in The DowSM may change from time to time. We will not change the Trust portfolio to reflect any change in The DowSM.

   "Dow JonesSM", "Dow Jones Industrial AverageSM", "The Dow 30SM", "The DowSM" and "DJIASM" are proprietary to and service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by the Trust. The Trust is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advesability of investing in the Trust.

   By investing approximately half of the initial portfolio in U.S. Treasury obligations, the Trust offers an investment similar to The Dow 30SM Index Trust while also seeking protection of principal. We structured the portfolio so that you should receive at least $11 per Unit if you hold your Units through maturity of the Treasury obligations. This feature provides you with total principal protection if you purchase Units for $11 or less (including any sales charge).

   The Treasury obligations do not pay interest while they are outstanding. However, you will be subject to tax with respect to amortization of original issue discount on the Treasury obligations as if a distribution had occurred. You should read the "Taxation" section for more information.

   As with any investment, we cannot guarantee that the Trust will achieve its objective. The value of your Units may fall below the price you paid for the Units. You should read the "Risk Factors" section before you invest.

   You should note that we applied the selection criteria to the Securities for inclusion in the Trusts as of the Initial Date of Deposit. After this date, the Securities may no longer meet the selection criteria. Should a Security no longer meet the selection criteria, we will generally not remove the Security from its Trust portfolio. However, we will adjust the portfolio of The Dow 30SM Index Trust to reflect changes in the components of the Dow Jones Industrial AverageSM.

RISK FACTORS
--------------------------------------------------------------------------------

   PRICE VOLATILITY. The Trusts invest primarily in stocks of U.S. companies. The value of Units will fluctuate with the value of these stocks and may be more or less than the price you originally paid for your Units. The market value of stocks sometimes moves up or down rapidly and unpredictably. Because the Trusts are unmanaged, the Trustee will not sell stocks in response to market fluctuations as is common in managed investments. As with any investment, we cannot guarantee that the performance of a Trust will be positive over any period of time.

   DIVIDENDS. Stocks represent ownership interests in the issuers and are not obligations of the issuers. Common stockholders have a right to receive dividends only after the company has provided for payment of its creditors, bondholders and preferred stockholders. Common stocks do not assure dividend payments. Dividends are paid only when declared by an issuer's board of directors and the amount of any dividend may vary over time.

   TREASURY OBLIGATIONS. The U.S. Treasury obligations in The Dow 30SM Index & Treasury Trust are U.S. Treasury Strips. These are bonds that have been stripped of their unmatured interest coupons. These bonds represent the right to receive a fixed payment from the U.S. government at the bond's maturity date. These securities are backed by the full faith and credit of the U.S. government. This guarantee does not apply to the market value of the Treasury obligations or Units of the Trust. The U.S. government issues these Treasury obligations at a deep discount to par value because the obligations do not make periodic interest payments. In effect, these obligations implicitly reinvest earnings during their life at a fixed yield. This eliminates the ability to reinvest earnings at higher rates in the future, if available. The value of the Treasury obligations may also fluctuate to a greater extent than securities that make regular interest payments.

   NO FDIC GUARANTEE. An investment in your Trust is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PUBLIC OFFERING
--------------------------------------------------------------------------------

   GENERAL. Units are offered at the Public Offering Price which includes the underlying value of the Securities, the sales charge, and cash, if any, in the Income and Capital Accounts. The "Summary of Essential Financial Information" in Part One describes the sales charge in detail.

   Units may be purchased in the primary or secondary market at the Public Offering Price less the concession the Sponsor typically allows to brokers and dealers for purchases by (1) investors who purchase Units through registered investment advisers, certified financial planners and registered broker-dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management service, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed, (2) bank trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, custodial or similar capacity, (3) any person who for at least 90 days, has been an officer, director or bona fide employee of any firm offering Units for sale to investors or their immediate family members (as described above) and (4) officers and directors of bank holding companies that make Units available directly or through subsidiaries or bank affiliates. Notwithstanding anything to the contrary in this Prospectus, such investors, bank trust departments, firm employees and bank holding company officers and directors who purchase Units through this program will not receive sales charge reductions for quantity purchases.

   Employees, officers and directors (including their spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Van Kampen Funds Inc. and its affiliates, dealers and their affiliates and vendors providing services to the Sponsor may purchase Units at the Public Offering Price less the applicable dealer concession.

   The minimum purchase is 100 Units (25 Units for retirement accounts) but may vary by selling firm. However, in connection with fully disclosed transactions with the Sponsor, the minimum purchase requirement will be that number of Units set forth in the contract between the Sponsor and the related broker or agent.

   OFFERING PRICE. The Public Offering Price of Units will vary from the amounts stated under "Summary of Essential Financial Information" in Part One in accordance with fluctuations in the prices of the underlying Securities in the Trusts. The Evaluator will generally determine the value of the Securities as of the Evaluation Time on each business day and will adjust the Public Offering Price of Units accordingly. This Public Offering Price will be effective for all orders received prior to the Evaluation Time on each business day. The Evaluation Time is the close of the New York Stock Exchange on each Trust business day. Orders received by the Trustee or Sponsor for purchases, sales or redemptions after that time, or on a day which is not a business day, will be held until the next determination of price. The term "business day", as used herein and under "Rights of Unitholders--Redemption of Units", excludes Saturdays, Sundays and holidays observed by the New York Stock Exchange. The term "business day" also excludes any day on which more than 33% of the Securities are not traded on their principal trading exchange due to a customary business holiday on that exchange.

   The aggregate underlying value of the Securities is determined on each business day by the Evaluator in the following manner: If the Securities are listed on a national or foreign securities exchange or the Nasdaq Stock Market, Inc., this evaluation is generally based on the closing sale prices on that exchange or market (unless it is determined that these prices are inappropriate as a basis for valuation) or, if there is no closing sale price on that exchange or market, at the closing bid prices. If the Securities are not listed on a national or foreign securities exchange or the Nasdaq Stock Market, Inc. or, if so listed and the principal market therefor is other than on the exchange or market, the evaluation shall generally be based on the current bid price on the over-the-counter market (unless it is determined that these prices are inappropriate as a basis for evaluation). If current bid prices are unavailable, the evaluation is generally determined (a) on the basis of current bid prices for comparable securities, (b) by appraising the value of the Securities on the bid side of the market or (c) by any combination of the above. The aggregate underlying value of U.S. Treasury obligations is determined on each business day by the Evaluator based on their net offering prices. If net offering prices are unavailable, then the evaluations will be based on (1) offering prices for comparable securities, (2) by determining the value of the obligations on the offer side of the market or (3) by any combination of the above. The value of any foreign securities is based on the applicable currency exchange rate as of the Evaluation Time. The value of the Securities for purposes of secondary market transactions and redemptions is described under "Rights of Unitholders--Redemption of Units".

   In offering the Units to the public, neither the Sponsor nor any broker-dealers are recommending any of the individual Securities but rather the entire pool of Securities in a Trust, taken as a whole, which are represented by the Units.

   UNIT DISTRIBUTION. Units will be distributed to the public by the Sponsor, broker-dealers and others at the Public Offering Price.

   The Sponsor intends to qualify Units for sale in a number of states. Brokers, dealers and others will be allowed a concession or agency commission in connection with the distribution of Units of 70% of the sales charge.

   Any discount provided to investors will be borne by the selling dealer or agent as indicated under "General" above. Notwithstanding anything to the contrary herein, in no case shall the total of any concessions, agency commissions and any additional compensation allowed or paid to any broker, dealer or other distributor of Units with respect to any individual transaction exceed the total sales charge applicable to such transaction. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units and to change the amount of the concession or agency commission to dealers and others from time to time.

   Broker-dealers of the Trusts, banks and/or others may be eligible to participate in a program in which such firms receive from the Sponsor a nominal award for each of their representatives who have sold a minimum number of units of unit investment trusts created by the Sponsor during a specified time period. In addition, at various times the Sponsor may implement other programs under which the sales forces of brokers, dealers, banks and/or others may be eligible to win other nominal awards for certain sales efforts, or under which the Sponsor will reallow to such brokers, dealers, banks and/or others that sponsor sales contests or recognition programs conforming to criteria established by the Sponsor, or participate in sales programs sponsored by the Sponsor, an amount not exceeding the total applicable sales charges on the sales generated by such persons at the public offering price during such programs. Also, the Sponsor in its discretion may from time to time pursuant to objective criteria established by the Sponsor pay fees to qualifying entities for certain services or activities which are primarily intended to result in sales of Units of the Trusts. Such payments are made by the Sponsor out of its own assets, and not out of the assets of any Trust. These programs will not change the price Unitholders pay for their Units or the amount that a Trust will receive from the Units sold.

   SPONSOR COMPENSATION. The Sponsor will receive a gross sales commission equal to the total sales charge applicable to each transaction. Any sales charge discount provided to investors will be borne by the selling dealer or agent. In addition, the Sponsor will realize a profit or loss as a result of the difference between the price paid for the Securities by the Sponsor and the cost of the Securities to each Trust on the Initial Date of Deposit as well as on subsequent deposits. The Sponsor has not participated as sole underwriter or as manager or as a member of the underwriting syndicates or as an agent in a private placement for any of the Securities. The Sponsor may realize profit or loss as a result of the possible fluctuations in the market value of the Securities, since all proceeds received from purchasers of Units are retained by the Sponsor. In maintaining a secondary market, the Sponsor will realize profits or losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price includes the applicable sales charge) or from a redemption of repurchased Units at a price above or below the purchase price. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934.

   An affiliate of the Sponsor may have participated in a public offering of one or more of the Securities. The Sponsor, an affiliate or their employees may have a long or short position in these Securities or related securities. An affiliate may act as a specialist or market maker for these Securities. An officer, director or employee of the Sponsor or an affiliate may be an officer or director for issuers of the Securities.

   MARKET FOR UNITS. Although it is not obligated to do so, the Sponsor currently intends to maintain a market for Units and to purchase Units at the secondary market repurchase price (which is described under "Right of Unitholders--Redemption of Units"). The Sponsor may discontinue purchases of Units or discontinue purchases at this price at any time. In the event that a secondary market is not maintained, a Unitholder will be able to dispose of Units by tendering them to the Trustee for redemption at the Redemption Price. See "Rights of Unitholders--Redemption of Units". Unitholders should contact their broker to determine the best price for Units in the secondary market. The Trustee will notify the Sponsor of any tendered of Units for redemption. If the Sponsor's bid in the secondary market equals or exceeds the Redemption Price per Unit, it may purchase the Units not later than the day on which Units would have been redeemed by the Trustee. The Sponsor may sell repurchased Units at the secondary market Public Offering Price per Unit.

   TAX-SHELTERED RETIREMENT PLANS. Units are available for purchase in connection with certain types of tax-sheltered retirement plans, including Individual Retirement Accounts for the individuals, Simplified Employee Pension Plans for employees, qualified plans for self-employed individuals, and qualified corporate pension and profit sharing plans for employees. The minimum purchase for these accounts is reduced to 25 Units but may vary by selling firm. The purchase of Units may be limited by the plans' provisions and does not itself establish such plans.

RIGHTS OF UNITHOLDERS
--------------------------------------------------------------------------------

   DISTRIBUTIONS. Dividends and any net proceeds from the sale of Securities received by a Trust will generally be distributed to Unitholders on each Distribution Date to Unitholders of record on the preceding Record Date. These dates are listed under "Summary of Essential Financial Information" in Part One. A person becomes a Unitholder of record on the date of settlement (generally three business days after Units are ordered). Unitholders may elect to receive distributions in cash or to have distributions reinvested into additional Units. Distributions may also be reinvested into Van Kampen mutual funds. See "Rights of Unitholders--Reinvestment Option".

   Dividends received by a Trust are credited to the Income Account of the Trust. Other receipts (e.g., capital gains, proceeds from the sale of Securities, etc.) are credited to the Capital Account. Proceeds received on the sale of any Securities, to the extent not used to meet redemptions of Units or pay deferred sales charges, fees or expenses, will be distributed to Unitholders. Proceeds received from the disposition of any Securities after a record date and prior to the following distribution date will be held in the Capital Account and not distributed until the next distribution date. Any distribution to Unitholders consists of each Unitholder's pro rate share of the available cash in the Income and Capital Accounts as of the related Record Date.

   REINVESTMENT OPTION. Unitholders may have distributions automatically reinvested in additional Units under the Automatic Reinvestment Option (to the extent Units may be lawfully offered for sale in the state in which the Unitholder resides) through two options. Brokers and dealers can use the Dividend Reinvestment Service through Depository Trust Company or purchase the Automatic Reinvestment Option CUSIP, if available. Unitholders will be subject to any remaining deferred sales charge payments due on Units. To participate in this reinvestment option, a Unitholder must file with the Trustee a written notice of election, together with any certificate representing Units and other documentation that the Trustee may then require, at least five days prior to the related Record Date. A Unitholder's election will apply to all Units owned by the Unitholder and will remain in effect until changed by the Unitholder. If Units are unavailable for reinvestment, distributions will be paid in cash. Purchases of additional Units made pursuant to the reinvestment plan will be made at the net asset value for Units as of the Evaluation Time on the Distribution Date.

   In addition, under the Guaranteed Reinvestment Option Unitholders may elect to have distributions automatically reinvested in certain Van Kampen mutual funds (the "Reinvestment Funds"). Each Reinvestment Fund has investment objectives which differ from those of the Trusts. The prospectus relating to each Reinvestment Fund describes its investment policies and how to begin reinvestment. A Unitholder may obtain a prospectus for the Reinvestment Funds from the Sponsor. Purchases of shares of a Reinvestment Fund will be made at a net asset value computed on the Distribution Date. Unitholders with an existing Guaranteed Reinvestment Option account (whereby a sales charge is imposed on distribution reinvestments) may transfer their existing account into a new account which allows purchases of Reinvestment Fund shares at net asset value.

   A participant may elect to terminate his or her reinvestment plan and receive future distributions in cash by notifying the Trustee in writing no later than five days before a distribution date. The Sponsor, each Reinvestment Fund, and its investment adviser shall have the right to suspend or terminate these reinvestment plans at any time.

   REDEMPTION OF UNITS. A Unitholder may redeem all or a portion of his Units by tender to the Trustee at its Unit Investment Trust Division, 101 Barclay Street, 20th Floor, New York, New York 10286. Certificates must be tendered to the Trustee, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity in connection with lost, stolen or destroyed certificates) and by payment of applicable governmental charges, if any. On the seventh day following the tender, the Unitholder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit next computed on the date of tender. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that with respect to Units received by the Trustee after the Evaluation Time or on a day which is not a Trust business day, the date of tender is deemed to be the next business day.

   Unitholders tendering 1,000 or more Units of a Trust for redemption may request an in kind distribution of equity securities equal to the Redemption Price per Unit on the date of tender. Trusts generally do not offer in kind distributions of portfolio securities that are held in foreign markets or U.S. Treasury obligations. An in kind distribution will be made by the Trustee through the distribution of each of the equity securities in book-entry form to the account of the Unitholder's broker-dealer at Depository Trust Company. Amounts representing fractional shares or U.S. Treasury obligations will be distributed in cash. The Trustee may adjust the number of shares of any Security included in a Unitholder's in kind distribution to facilitate the distribution of whole shares.

   The Trustee may sell Securities to satisfy Unit redemptions. To the extent that Securities are redeemed in kind or sold, the size of a Trust will be, and the diversity of a Trust may be, reduced. Sales may be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities at the time of redemption. Special federal income tax consequences will result if a Unitholder requests an in kind distribution. See "Taxation".

   The Redemption Price per Unit and the secondary market repurchase price per Unit are equal to the pro rata share of each Unit in the Trust determined on the basis of (i) the cash on hand in the Trust, (ii) the value of the Securities in the Trust and (iii) dividends receivable on the Securities in the Trust trading ex-dividend as of the date of computation, less (a) amounts representing taxes or other governmental charges payable out of the Trust and (b) the accrued expenses and sales charges of the Trust. For these purposes, the Evaluator may determine the value of the Securities in the manner set forth under "Public Offering--Offering Price".

   The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or any period during which the SEC determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for other periods as the SEC may permit.

   CERTIFICATES. Ownership of Units is evidenced in book entry form unless a Unitholder makes a written request to the Trustee that ownership be in certificate form. Units are transferable by making a written request to the Trustee and, in the case of Units in certificate form, by presentation of the certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. A Unitholder must sign the written request, and certificate or transfer instrument, exactly as his name appears on the records of the Trustee and on the face of any certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or a signature guarantee program accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Fractional certificates will not be issued. The Trustee may require a Unitholder to pay a reasonable fee for each certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each transfer or interchange. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity, evidence of ownership and payment of expenses incurred. Mutilated certificates must be surrendered to the Trustee for replacement.

   REPORTS PROVIDED. Unitholders will receive a statement of dividends and other amounts received by a Trust for each distribution. Within a reasonable time after the end of each year, each person who was a Unitholder during that year will receive a statement describing dividends and capital received, actual Trust distributions, Trust expenses, a list of the Securities and other Trust information. Unitholders may obtain the Evaluator's evaluations of the Securities upon request to the Trustee. If you have any questions regarding your account or your Trust, please contact your financial advisor or the Trustee. The Sponsor does not have access to individual account information.

TRUST ADMINISTRATION
--------------------------------------------------------------------------------

   PORTFOLIO ADMINISTRATION. The Trusts are not managed funds and, except as provided in the Trust Agreement, Securities generally will not be sold or replaced. The Sponsor may, however, direct that Securities be sold in certain limited circumstances to protect the Trust based on advice from the Supervisor. These situations may include events such as the issuer having defaulted on payment of any of its outstanding obligations or the price of a Security has declined to such an extent or other credit factors exist so that in the opinion of the Sponsor retention of the Security would be detrimental to the Trust. In addition, the Trustee may sell Securities to redeem Units or pay Trust expenses or deferred sales charges. The Trustee must reject any offer for securities or property in exchange for the Securities. If securities or property are nonetheless acquired by a Trust, the Sponsor may direct the Trustee to sell the securities or property and distribute the proceeds to Unitholders or to accept the securities or property for deposit in the Trust. Should any contract for the purchase of any of the Securities fail, the Sponsor will (unless substantially all of the moneys held in the Trust to cover the purchase are reinvested in substitute Securities in accordance with the Trust Agreement) refund the cash and sales charge attributable to the failed contract to all Unitholders on or before the next distribution date.

   With respect to The Dow 30SM Index Trust or The Dow 30SM Index Portfolio, purchases and sales of Securities will generally be made in an effort to maintain, to the extent practical, a portfolio that reflects the current components of the Dow Jones Industrial AverageSM. If this Trust receives any securities or other property relating to the Securities in the Trust (such as those acquired in a merger or spin-off), the Trustee will sell the securities or other property and reinvest the proceeds in shares of the Security related to the transaction. If a Security is removed from the Dow Jones Industrial AverageSM, the Trustee will sell the Security and may reinvest the proceeds into any new securities added as components of the Dow Jones Industrial AverageSM or into the other Securities if a new component is not added.

   With respect to The Dow 30SM Index Trust or The Dow 30SM Index Portfolio, the Sponsor may direct the reinvestment of proceeds of the sale of Securities if the sale is the direct result of serious adverse credit factors which, in the opinion of the Sponsor, would make retention of the Securities detrimental to the Trust. In such as case, the Sponsor may, but is not obligated to, direct the reinvestment of sale proceeds in any other securities that meet the criteria for inclusion in these Trusts on the Initial Date of Deposit. The Sponsor may also instruct the Trustee to take action necessary to ensure that these Trusts continue to satisfy the qualifications of a regulated investment company and to avoid imposition of tax on undistributed income of these Trusts.

   When your Trust sells Securities, the composition and diversity of the Securities in the Trust may be altered. In order to obtain the best price for a Trust, it may be necessary for the Supervisor to specify minimum amounts (generally 100 shares) in which blocks of Securities are to be sold. In effecting purchases and sales of a Trust's portfolio securities, the Sponsor may direct that orders be placed with and brokerage commissions be paid to brokers, including brokers which may be affiliated with the Trusts, the Sponsor or dealers participating in the offering of Units. In addition, in selecting among firms to handle a particular transaction, the Sponsor may take into account whether the firm has sold or is selling units of unit investment trusts which it sponsors.

   AMENDMENT OF THE TRUST AGREEMENT. The Trustee and the Sponsor may amend the Trust Agreement without the consent of Unitholders to correct any provision which may be defective or to make other provisions that will not adversely affect Unitholders (as determined in good faith by the Sponsor and the Trustee). The Trust Agreement may not be amended to increase the number of Units or permit acquisition of securities in addition to or substitution for the Securities (except as provided in the Trust Agreement). The Trustee will notify Unitholders of any amendment.

   TERMINATION. Each Trust will terminate on the Mandatory Termination Date or upon the sale or other disposition of the last Security held in the Trust. A Trust may be terminated at any time with consent of Unitholders representing two-thirds of the outstanding Units or by the Trustee when the value of the Trust is less than $500,000 ($3,000,000 if the value of the Trust has exceeded $15,000,000) (the "Minimum Termination Value"). Unitholders will be notified of any termination. The Trustee may begin to sell Securities in connection with a Trust termination nine business days before, and no later than, the Mandatory Termination Date. Approximately thirty days before this date, the Trustee will notify Unitholders of the termination and provide a form enabling qualified Unitholders to elect an in kind distribution of Securities. See "Rights of Unitholders--Redemption of Units". This form must be returned at least five business days prior to the Mandatory Termination Date. Unitholders will receive a final cash distribution within a reasonable time after the Mandatory Termination Date (unless the Unitholder has elected an in kind distribution or is a participant in the final Rollover). All distributions will be net of Trust expenses and costs. Unitholders will receive a final distribution statement following termination. The Information Supplement contains further information regarding termination of the Trusts. See "Additional Information".

   LIMITATIONS ON LIABILITIES. The Sponsor, Evaluator, Supervisor and Trustee are under no liability for taking any action or for refraining from taking any action in good faith pursuant to the Trust Agreement, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith or gross negligence (negligence in the case of the Trustee) in the performance of their duties or by reason of their reckless disregard of their obligations and duties hereunder. The Trustee will not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Trust Agreement, the Trustee may act thereunder and will not be liable for any action taken by it in good faith under the Trust Agreement. The Trustee is not liable for any taxes or other governmental charges imposed on the Securities, on it as Trustee under the Trust Agreement or on a Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee. The Trustee, Sponsor and Supervisor may rely on any evaluation furnished by the Evaluator and have no responsibility for the accuracy thereof. Determinations by the Evaluator shall be made in good faith upon the basis of the best information available to it.

   SPONSOR. Van Kampen Funds Inc., a Delaware corporation, is the Sponsor of the Trust. The Sponsor is an indirect subsidiary of Morgan Stanley Dean Witter & Co. Van Kampen Funds Inc. specializes in the underwriting and distribution of unit investment trusts and mutual funds with roots in money management dating back to 1926. The Sponsor is a member of the National Association of Securities Dealers, Inc. and has its principal offices at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555, (630) 684-6000. As of November 30, 2001, the total stockholders' equity of Van Kampen Funds Inc. was $163,449,658 (unaudited). Van Kampen Funds Inc. and the Trust have adopted a code of ethics requiring Van Kampen's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Trust. The Information Supplement contains additional information about the Sponsor.

   If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Trusts as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

   TRUSTEE. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its unit investment trust division offices at 101 Barclay Street, New York, New York 10286 (800) 221-7668. If you have questions regarding your account or your Trust, please contact the Trustee at its unit investment trust division offices or your financial advisor. The Sponsor does not have access to individual account information. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law. Additional information regarding the Trustee is set forth in the Information Supplement, including the Trustee's qualifications and duties, its ability to resign, the effect of a merger involving the Trustee and the Sponsor's ability to remove and replace the Trustee. See "Additional Information".

   PERFORMANCE INFORMATION. The Sponsor may from time to time in its advertising and sales materials compare the then current estimated returns on the Trusts and returns over specified time periods on other trusts (which may show performance net of expenses and charges which the Trusts would have charged) with returns on other taxable investments such as the common stocks comprising the Dow Jones Industrial Average, the S&P 500, other investment indices, corporate or U.S. government bonds, bank CDs, money market accounts or money market funds, or with performance data from Lipper Analytical Services, Inc., Morningstar Publications, Inc. or various publications, each of which has characteristics that may differ from those of the Trusts. Information on percentage changes in the dollar value of Units may be included from time to time in advertisements, sales literature, reports and other information furnished to current or prospective Unitholders. Total return figures may not be averaged and may not reflect deduction of the sales charge, which would decrease return. No provision is made for any income taxes payable. Past performance may not be indicative of future results. The Trust portfolios are not managed and Unit price and return fluctuate with the value of common stocks in the portfolios, so there may be a gain or loss when Units are sold. As with other performance data, performance comparisons should not be considered representative of the Trust's relative performance for any future period.

   STYLE AND MARKET CAPITALIZATION. A balanced investment portfolio incorporates various style and market capitalization characteristics. We offer unit trusts with a variety of styles and capitalizations to meet your needs. A Trust is not a balanced investment portfolio itself and should not be your only investment. From time to time in advertising and sales materials we may utilize investment style and market capitalization categories to assist in determining the investment category that a Trust might fill within an investor's overall investment portfolio. Investors should note that investment style and market capitalization are not used in selecting the stocks for a Trust.

   We determine the style characteristics (growth or value) based on the types of stocks in a Trust. Generally, a growth portfolio includes companies in a growth phase of their business with increasing earnings. A value portfolio generally includes companies with low relative price-earnings ratios that we believe are undervalued. We generally determine the market capitalization based on the weighted median market capitalization of a Trust. Investment style and capitalization characteristics will vary over time. We will not remove a Security from a Trust as a result of any change in characteristics.

TAXATION
--------------------------------------------------------------------------------

   THE DOW 30SM INDEX TRUST AND THE DOW 30SM INDEX PORTFOLIO. This section summarizes some of the main U.S. federal income tax consequences of owning Units of the Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and this summary does not describe all of the tax consequences to all taxpayers. For example, this summary generally does not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences. In addition, the Internal Revenue Service issued new withholding and reporting regulations effective January 1, 2001. Foreign investors should consult their own tax advisors regarding the tax consequences of these regulations.

   TRUST STATUS. The Trust intends to qualify as a "regulated investment company" under the federal tax laws. If the Trust qualifies as a regulated investment company and distributes its income as required by the tax law, the Trust generally will not pay taxes on income.

   DISTRIBUTIONS. Trust distributions are generally taxable. At the end of each year, you will receive a tax statement that separates your Trust's distributions into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your Units. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. The tax status of your distributions from your Trust is not affected by whether you reinvest your distributions in additional Units or receive them in cash. The income from the Trust that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales charge, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

   DIVIDENDS RECEIVED DEDUCTION. A corporation that owns Units generally will not be entitled to the dividends received deduction with respect to many dividends received from the Trust, because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on Units that are attributable to dividends received by the Trust from certain domestic corporations may be designated by the Trust as being eligible for the dividends received deduction.

   IF YOU SELL OR REDEEM UNITS. If you sell or redeem your Units, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Units from the amount you receive in the transaction. Your tax basis in your Units is generally equal to the cost of your Units, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Units.

   TAXATION OF CAPITAL GAINS AND LOSSES. If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term capital gains from most property acquired after December 31, 2000 with a holding period of more than five years. Net capital gain equals net long-term capital gain minus net short- term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. However, if you receive a capital gain dividend from your Trust and sell your Unit at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. In the case of capital gain dividends, the determination of which portion of the capital gain dividend, if any, that may be treated as long-term gain from property held for more than five years eligible for the 18% (or 8%) tax rate will be made based on regulations prescribed by the United Sates Treasury. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. In addition, the Internal Revenue Code treats certain capital gains as ordinary income in special situations.

   IN-KIND DISTRIBUTIONS. Under certain circumstances, as described in this prospectus, you may receive an in-kind distribution of portfolio securities when you redeem Units or when your Trust terminates. This distribution is subject to taxation and you will recognize gain or loss, generally based on the value at that time of the securities and the amount of cash received.

   DEDUCTIBILITY OF TRUST EXPENSES. Expenses incurred and deducted by the Trust will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of these Trust expenses as income. In these cases you may be able to take a deduction for these expenses. However, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual's adjusted gross income.

   FOREIGN TAX CREDIT. If your Trust invests in any foreign securities, the tax statement that you receive may include an item showing foreign taxes your Trust paid to other countries. In this case, dividends taxed to you will include your share of the taxes your Trust paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.

   THE DOW 30SM INDEX & TREASURY TRUST. This section summarizes some of the main U.S. federal income tax consequences of owning Units of your Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe your state or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences. In addition, the Internal Revenue Service issued new withholding and reporting regulations effective January 1, 2001. Foreign investors should consult their own tax advisors regarding the tax consequences of these regulations.

   TRUST STATUS. Your Trust will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of the Securities and other assets held by your Trust, and as such you will be considered to have received a pro rata share of income (e.g., dividends and capital gains, if any) from each Security when such income would be considered to be received by you if you directly owned your Trusts assets. This is true even if you elect to have your distributions automatically reinvested into additional Units. In addition, the income from your Trust which you must take into account for federal income tax purposes is not reduced by amounts used to pay Trust expenses (including the deferred sales charge, if any).

   YOUR TAX BASIS AND INCOME OR LOSS UPON DISPOSITION. If your Trust disposes of Securities, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Securities from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Security or other Trust asset by apportioning the cost of your Units, generally including sales charges, among each Security or other Trust asset ratably according to their value on the date you purchase your Units. In certain circumstances, however, you may have to adjust your tax basis after you purchase your Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits).

   If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property acquired after December 31, 2000, with a holding period of more than five years.

   Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period of your Units. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code, however, treats certain capital gains as ordinary income in special situations.

   EXCHANGES. If you elect to reinvest the proceeds from your Trust into a future trust, it is considered a sale for federal income tax purposes, and any gain on the sale will be treated as a capital gain, and any loss will be treated as a capital loss. However, any loss you incur in connection with the exchange of your Units of your Trust for units of the next series will generally be disallowed with respect to this deemed sale and subsequent deemed repurchase, to the extent the two trusts have substantially identical Securities or other Trust Assets under the wash sale provisions of the Internal Revenue Code.

   IN-KIND DISTRIBUTIONS. Under certain circumstances, as described in this prospectus, you may request a distribution of Securities when you redeem your Units or at your Trust's termination. By electing to receive a distribution of Securities, you will receive whole shares of stock plus, possibly, cash.

   You will not recognize gain or loss if you only receive Securities in exchange for your pro rata portion of the Securities held by your Trust. However, if you also receive cash in exchange for a Trust Asset or a fractional share of a Security or shares of a foreign Security held by your Trust, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such Trust Asset or fractional share.

   LIMITATIONS ON THE DEDUCTIBILITY OF TRUST EXPENSES. Generally, for federal income tax purposes, you must take into account your full pro rata share of your Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by your Trust to the same extent as if you directly paid the expense. You may, however, be required to treat some or all of the expenses of your Trust as miscellaneous itemized deductions. Individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

   FOREIGN, STATE AND LOCAL TAXES. Distributions by your Trust that are treated as U.S. source income (e.g., dividends received on Securities of domestic corporations) will generally be subject to U.S. income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-U.S. persons, subject to any applicable treaty. However, distributions by your Trust that are derived from certain dividends of Securities of a foreign corporation may not be subject to U.S. income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-U.S. persons.

   Some distributions by your Trust may be subject to foreign withholding taxes. Any dividends withheld will nevertheless be treated as income to you. However, because you are deemed to have paid directly your share of foreign taxes that have been paid or accrued by your Trust, you may be entitled to a foreign tax credit or deduction for U.S. tax purposes with respect to such taxes.

   Under the existing income tax laws of the State and City of New York, your Trust will not be taxed as a corporation, and the income of your Trust will be treated as the income of the Unitholders in the same manner as for federal income tax purposes.

TRUST OPERATING EXPENSES
--------------------------------------------------------------------------------

   COMPENSATION OF SPONSOR, SUPERVISOR AND EVALUATOR. The Sponsor will not receive any fees in connection with its activities relating to the Trusts. However, the Supervisor and Evaluator, which are affiliates of the Sponsor, will receive the annual fee for portfolio supervisory and evaluation services set forth in the "Summary of Essential Financial Information" in Part One. These fees may exceed the actual costs of providing these services to the Trusts but at no time will the total amount received for supervisory and evaluation services rendered to all Van Kampen unit investment trusts in any calendar year exceed the aggregate cost of providing these services in that year.

   TRUSTEE'S FEE. For its services the Trustee will receive the fee from each Trust set forth in the "Summary of Essential Financial Information" in Part One. (which includes the estimated amount of miscellaneous Trust expenses). The Trustee benefits to the extent there are funds in the Capital and Income Accounts since these Accounts are non-interest bearing to Unitholders and the amounts earned by the Trustee are retained by the Trustee. Part of the Trustee's compensation for its services to each Trust is expected to result from the use of these funds.

   MISCELLANEOUS EXPENSES. The following additional charges are or may be incurred by a Trust: (a) normal expenses (including the cost of mailing reports to Unitholders) incurred in connection with the operation of such Trust, (b) fees of the Trustee for extraordinary services, (c) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (d) various governmental charges, (e) expenses and costs of any action taken by the Trustee to protect a Trust and the rights and interests of Unitholders, (f) indemnification of the Trustee for any loss, liability or expenses incurred in the administration of a Trust without negligence, bad faith or wilful misconduct on its part, (g) foreign custodial and transaction fees,
(h) costs associated with liquidating the securities held in a Trust portfolio,
(i) any offering costs incurred after the end of the initial offering period and
(j) expenditures incurred in contacting Unitholders upon termination of a Trust. The Trusts will also pay a license fee to Dow Jones & Company, Inc. for use of certain service marks. Your Trust may pay the expenses of updating its registration statements each year. Unit investment trust sponsors have historically paid these expenses.

   GENERAL. The fees and expenses of a Trust will accrue on a daily basis. The fees and expenses are generally paid out of the Capital Account of the related Trust. When these amounts are paid by or owing to the Trustee, they are secured by a lien on the related Trust's portfolio. It is expected that Securities will be sold to pay these amounts which will result in capital gains or losses to Unitholders. See "Taxation". The Trustee may not sell U.S. Treasury obligations in The Dow 30SM Index & Treasury Trust to pay expenses unless the maturity value of the U.S. Treasury obligations remaining in the portfolio after the sale equals at least $11 per Unit. The Supervisor's, Evaluator's and Trustee's fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index or, if this category is not published, in a comparable category.

OTHER MATTERS
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   LEGAL OPINIONS. The legality of the Units offered hereby has been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor. Winston & Strawn has acted as counsel to the Trustee and as special counsel for New York tax matters.

   INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS. The statements of condition and the related portfolios included in this Prospectus have been audited by Grant Thornton LLP, independent certified public accountants, as set forth in their report in this Prospectus, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

   This Prospectus does not contain all the information set forth in the Registration Statement filed by the Trust with the SEC. The Information Supplement, which has been filed with the SEC, includes more detailed information concerning the Securities, investment risks and general information about the Trust. Information about your Trust (including the Information Supplement) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the Public Reference Room by calling 1-202-942-8090. Reports and other information about your Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

        TITLE                                    PAGE
        -----                                    ----
   The Trusts..................................     2
   Objectives and Securities Selection.........     2
   Risk Factors................................     4
   Public Offering.............................     5
   Rights of Unitholders.......................     7
   Trust Administration........................     9
   Taxation....................................    12
   Trust Operating Expenses....................    15
   Other Matters...............................    15
   Additional Information......................    16





                                   PROSPECTUS
                                    PART TWO
--------------------------------------------------------------------------------

                                   VAN KAMPEN
                              FOCUS PORTFOLIOS(SM)
                       A DIVISION OF VAN KAMPEN FUNDS INC.



                            THE DOW 30SM INDEX TRUST
                          THE DOW 30SM INDEX PORTFOLIO
                       THE DOW 30SM INDEX & TREASURY TRUST



                              VAN KAMPEN FUNDS INC.
                                1 Parkview Plaza
                                  P.O. Box 5555
                      Oakbrook Terrace, Illinois 60181-5555




              Please retain this prospectus for future reference.




                                   VAN KAMPEN
                             INFORMATION SUPPLEMENT


                            THE DOW 30SM INDEX TRUST
                          THE DOW 30SM INDEX PORTFOLIO
                       THE DOW 30SM INDEX & TREASURY TRUST

--------------------------------------------------------------------------------

     This Information Supplement provides additional information concerning the risks and operations of the Trust which is not described in the Prospectus. This Information Supplement should be read in conjunction with the Prospectus. This Information Supplement is not a prospectus, does not include all of the information that an investor should consider before investing in a Trust and may not be used to offer or sell Units without the Prospectus. Copies of the Prospectus can be obtained by contacting the Sponsor at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555 or by contacting your broker. This Information Supplement is dated as of the date of the Prospectus and all capitalized terms have been defined in the Prospectus.

                                TABLE OF CONTENTS

                                                       PAGE

                           Risk Factors                   2
                           The Trusts                     2
                           Sponsor Information            2
                           Trustee Information            3
                           Trust Termination              4

RISK FACTORS

     PRICE VOLATILITY. Because the Trusts invest in stocks of U.S. and foreign companies, you should understand the risks of investing in common stocks before purchasing Units. These risks include the risk that the financial condition of the company or the general condition of the stock market may worsen and the value of the stocks (and therefore Units) will fall. Stocks are especially susceptible to general stock market movements. The value of stocks often rises or falls rapidly and unpredictably as market confidence and perceptions of companies change. These perceptions are based on factors including expectations regarding government economic policies, inflation, interest rates, economic expansion or contraction, political climates and economic or banking crises. The value of Units will fluctuate with the value of the stocks in a Trust and may be more or less than the price you originally paid for your Units. As with any investment, we cannot guarantee that the performance of a Trust will be positive over any period of time. Because the Trusts are unmanaged, the Trustee will not sell stocks in response to market fluctuations as is common in managed investments. In addition, because some Trusts hold a relatively small number of stocks, you may encounter greater market risk than in a more diversified investment.

     DIVIDENDS. Stocks represent ownership interests in a company and are not obligations of the company. Common stockholders have a right to receive payments from the company that is subordinate to the rights of creditors, bondholders or preferred stockholders of the company. This means that common stockholders have a right to receive dividends only if a company's board of directors declares a dividend and the company has provided for payment of all of its creditors, bondholders and preferred stockholders. If a company issues additional debt securities or preferred stock, the owners of these securities will have a claim against the company's assets before common stockholders if the company declares bankruptcy or liquidates its assets even though the common stock was issued first. As a result, the company may be less willing or able to declare or pay dividends on its common stock.

     LIQUIDITY. Whether or not the stocks in a Trust are listed on a stock exchange, the stocks may delist from the exchange or principally trade in an over-the-counter market. As a result, the existence of a liquid trading market could depend on whether dealers will make a market in the stocks. We cannot guarantee that dealers will maintain a market or that any market will be liquid. The value of the stocks could fall if trading markets are limited or absent.

     ADDITIONAL UNITS. The Sponsor may create additional Units of a Trust by depositing into the Trust additional stocks or cash with instructions to purchase additional stocks. A cash deposit could result in a dilution of your investment and anticipated income because of fluctuations in the price of the stocks between the time of the deposit and the purchase of the stocks and because the Trust will pay brokerage fees.

     VOTING. Only the Trustee may sell or vote the stocks in a Trust. While you may sell or redeem your Units, you may not sell or vote the stocks in your Trust. The Sponsor will instruct the Trustee how to vote the stocks. The Trustee will vote the stocks in the same general proportion as shares held by other shareholders if the Sponsor fails to provide instructions.

THE TRUSTS

    In seeking the Trusts' objectives, the Sponsor considered the ability of the Securities to outpace inflation. While inflation is currently relatively low, the United States has historically experienced periods of double-digit inflation. While the prices of securities will fluctuate, over time securities have outperformed the rate of inflation, and other less risky investments, such as government bonds and U.S. Treasury bills. Past performance is, however, no guarantee of future results.

    Investors should note that the selection criteria were applied to the Securities for inclusion in the Trusts as of the Initial Date of Deposit. Should a Security no longer meet the criteria used for selection for a Trust, such Security will not as a result thereof be removed from a Trust portfolio.

SPONSOR INFORMATION

     Van Kampen Funds Inc. is the Sponsor of the Trusts. Van Kampen Funds Inc. is a wholly owned subsidiary of Van Kampen Investments Inc., which is an indirect wholly owned subsidiary of Morgan Stanley Dean Witter & Co. The principal office of the Sponsor is located at 1 Parkview Plaza, Oakbrook Terrace, Illinois 60181-5555.

     Morgan Stanley Dean Witter & Co. is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.

     Van Kampen is one of the nation's largest investment management companies, with more than $76 billion in assets under management or supervision as of September 30, 2001. With roots in money management dating back to 1927, Van Kampen has helped more than four generations of investors achieve their financial goals. As of November 30, 2001, the total stockholders' equity of Van Kampen Funds Inc. was $163,449,658 (unaudited). Van Kampen Funds Inc. and your Trust have adopted a code of ethics requiring Van Kampen's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Trust. (This paragraph relates only to the Sponsor and not to your Trust or to any other Series thereof. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request.)

    If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Trusts as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

TRUSTEE INFORMATION

    The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its unit investment trust division offices at 101 Barclay Street, New York, New York 10286 (800) 221-7668. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

    The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of Securities for the Trust portfolios.

    In accordance with the Trust Agreement, the Trustee shall keep proper books of record and account of all transactions at its office for each Trust. Such records shall include the name and address of, and the number of Units of each Trust held by, every Unitholder. Such books and records shall be open to inspection by any Unitholder at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation. The Trustee is required to keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during the usual business hours by any Unitholder, together with a current list of the Securities held in each Trust.

    Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of its responsibilities created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may remove the Trustee and appoint a successor trustee as provided in the Trust Agreement at any time with or without cause. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall vest in the successor. The resignation or removal of a Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

    Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a banking corporation organized under the laws of the United States or any state and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

TRUST TERMINATION

    A Trust may be liquidated at any time by consent of Unitholders representing 66 2/3% of the Units of such Trust then outstanding or by the Trustee when the value of the Securities owned by a Trust, as shown by any evaluation, is less than $500,000 ($3,000,000 if the value of the Trust has exceeded $15,000,000). A Trust will be liquidated by the Trustee in the event that a sufficient number of Units of such Trust not yet sold are tendered for redemption by the Sponsor, so that the net worth of such Trust would be reduced to less than 40% of the value of the Securities at the time they were deposited in such Trust. If a Trust is liquidated because of the redemption of unsold Units by the Sponsor, the Sponsor will refund to each purchaser of Units the entire sales charge paid by such purchaser. The Trust Agreement will terminate upon the sale or other disposition of the last Security held thereunder, but in no event will it continue beyond the Mandatory Termination Date.

    Commencing during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date, Securities will begin to be sold in connection with the termination of the Trusts. The Sponsor will determine the manner, timing and execution of the sales of the Securities. The Sponsor shall direct the liquidation of the Securities in such manner as to effectuate orderly sales and a minimal market impact. In the event the Sponsor does not so direct, the Securities shall be sold within a reasonable period and in such manner as the Trustee, in its sole discretion, shall determine. At least 30 days before the Mandatory Termination Date the Trustee will provide written notice of any termination to all Unitholders of the appropriate Trust and in the case of a Trust will include with such notice a form to enable Unitholders owning 1,000 or more Units to request an in kind distribution of the U.S.-traded Securities. To be effective, this request must be returned to the Trustee at least five business days prior to the Mandatory Termination Date. On the Mandatory Termination Date (or on the previous business day if a holiday) the Trustee will deliver each requesting Unitholder's pro rata number of whole shares of the U.S.-traded Securities in a Trust to the account of the broker-dealer or bank designated by the Unitholder at Depository Trust Company. The value of the Unitholder's fractional shares of the Securities will be paid in cash. Unitholders with less than 1,000 Units, Unitholders in a Trust with 1,000 or more Units not requesting an in kind distribution will receive a cash distribution from the sale of the remaining Securities within a reasonable time following the Mandatory Termination Date. Regardless of the distribution involved, the Trustee will deduct from the funds of the appropriate Trust any accrued costs, expenses, advances or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee, costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. Any sale of Securities in a Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. The Trustee will then distribute to each Unitholder of each Trust his pro rata share of the balance of the Income and Capital Accounts of such Trust.

    Within 60 days of the final distribution Unitholders will be furnished a final distribution statement of the amount distributable. At such time as the Trustee in its sole discretion will determine that any amounts held in reserve are no longer necessary, it will make distribution thereof to Unitholders in the same manner.




                                                                       EMSPRO168



                      Contents of Post-Effective Amendment
                            to Registration Statement

           This Post-Effective Amendment to the Registration Statement comprises the following papers and documents:

                                The facing sheet

                                 The prospectus

                                 The signatures

                     The Consent of Independent Accountants

                                   Signatures

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Van Kampen Focus Portfolios, Series 168, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Chicago and State of Illinois on the 22nd day of November, 2002.

                                         Van Kampen Focus Portfolios, Series 168
                                                                    (Registrant)

                                                        By Van Kampen Funds Inc.
                                                                     (Depositor)

                                                               By: Gina Costello
                                                                  Vice President
                                                                          (Seal)

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on November 22, 2002 by the following persons who constitute a majority of the Board of Directors of Van Kampen Funds Inc.:

SIGNATURE               TITLE

Richard F. Powers III    Chairman, Chief Executive Officer                  )
                         Managing Director and Director                     )

John H. Zimmermann III   President, Managing Director and Director          )

A. Thomas Smith III      Director                                           )

                                                     Gina Costello______________
                                                             (Attorney in Fact)*

--------------------

* An executed copy of each of the related powers of attorney is filed herewith or was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of Van Kampen Focus Portfolios, Series 136 (File No. 333-70897) and the same are hereby incorporated herein by this reference.